SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) (Parenthetical) - DenseLight [Member]	Nov. 08, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Right of use assets, disposal	$ 892,000
Lease liability, disposal	$ 695,733